Consolidated statements of profit or loss - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated statements of profit or loss [Abstract]
Revenue from transportation (Note 18)	$ 1,351,713	$ 1,203,281	$ 1,475,683
Costs and expenses:
Salaries, wages and employee benefits (Note 23)	253,135	341,399	343,700
Leases (Note 10)	565,371	312,463	300,466
Contracted services	292,423	293,543	448,217
Fuel, materials and supplies	147,461	170,753	206,820
Depreciation, amortization and loss from revaluation	117,202	141,051	182,880
Other costs and expenses	16,842	15,635	14,740
Total costs and expenses	1,392,434	1,274,844	1,496,823
Transportation loss	(40,721)	(71,563)	(21,140)
Other (expenses) income, net (Note 19)	(169,343)	(257,225)	233,907
Operating (loss) profit	(210,064)	(328,788)	212,767
Comprehensive financing cost:
Interest income	266	7,097	5,100
Interest expense and other financial costs (Note 20)	(62,576)	(75,654)	(146,875)
Exchange gain (loss), net	3,177	(25,145)	24,875
Total comprehensive financing cost	(59,133)	(93,702)	(116,900)
(Loss) profit before taxes	(269,197)	(422,490)	95,867
Income tax expense (benefit) (Note 21)	21,143	19,334	(64,575)
Net (loss) profit for the year	(248,054)	(403,156)	31,292
Attributable to:
Non-controlling interest	(5,482)	(5,025)	(772)
Controlling interest	$ (242,572)	$ (398,131)	$ 32,064
Profit per share for the year (Note 24)
(Loss) profit per share for the year (in dollars per share)	$ (2.374)	$ (3.896)	$ 0.314
Weighted average number of shares for the year (in shares)	102,182,841	102,182,841	102,182,841